Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 7,539	$ 4,184	$ 20,179
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,143	18,377	19,379
Undistributed earnings from investments in equity affiliates	(615)	(623)	(603)
Provision for uncollectible accounts	1,117	1,136	1,334
Deferred income tax expense and noncurrent unrecognized tax benefits	1,285	2,937	(3,280)
Net (gain) loss from sale of investments, net of impairments	(19)	(89)	(802)
Impairment of intangible assets	0	2,910	85
Actuarial loss on pension and postretirement benefits	9,994	6,280	2,521
Income from discontinued operations	0	0	(779)
Changes in operating assets and liabilities:
Accounts receivable	(1,365)	(1,164)	(101)
Other current assets	1,017	(397)	(185)
Accounts payable and accrued liabilities	1,798	(341)	(1,230)
Retirement benefit funding	0	(1,000)	0
Other - net	282	2,533	(1,296)
Total adjustments	31,637	30,559	15,043
Net Cash Provided by Operating Activities	39,176	34,743	35,222
Investing Activities
Capital expenditures	(19,465)	(20,110)	(19,530)
Interest during construction	(263)	(162)	(772)
Acquisitions, net of cash acquired	(828)	(2,368)	(2,906)
Dispositions	812	1,301	1,830
Sales (purchases) of securities, net	65	62	(100)
Other	(1)	27	29
Net Cash Used in Investing Activities	(19,680)	(21,250)	(21,449)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	1	(1,625)	1,592
Issuance of long-term debt	13,486	7,936	2,235
Repayment of long-term debt	(8,733)	(7,574)	(9,294)
Purchase of treasury stock	(12,752)	0	0
Issuance of treasury stock	477	237	50
Dividends paid	(10,241)	(10,172)	(9,916)
Other	89	(451)	(516)
Net Cash Used in Financing Activities	(17,673)	(11,649)	(15,849)
Net increase (decrease) in cash and cash equivalents	1,823	1,844	(2,076)
Cash and cash equivalents beginning of year	3,045	1,201	3,277
Cash and Cash Equivalents End of Year	$ 4,868	$ 3,045	$ 1,201